ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Summary of tax effects for other comprehensive income (loss)
The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended September 30, 2018
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$16	$(1)	$15
Changes in retirement plans’ funded status	(14)	8	(6)
Foreign currency translation	(38)	—	(38)
Share of other comprehensive loss of entities using the equity method	(18)	—	(18)
Other comprehensive income (loss)	$(54)	$7	$(47)

	Nine Months Ended September 30, 2018
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$8	$2	$10
Changes in retirement plans’ funded status	585	(135)	450
Foreign currency translation	(373)	—	(373)
Share of other comprehensive loss of entities using the equity method	(36)	—	(36)
Other comprehensive income (loss)	$184	$(133)	$51

	Three Months Ended September 30, 2017
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$16	$—	$16
Changes in retirement plans’ funded status	20	(5)	15
Foreign currency translation	(99)	—	(99)
Share of other comprehensive loss of entities using the equity method	14	—	14
Other comprehensive income (loss)	$(49)	$(5)	$(54)

	Nine Months Ended September 30, 2017
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$74	$7	$81
Changes in retirement plans’ funded status	66	(21)	45
Foreign currency translation	(373)	—	(373)
Share of other comprehensive loss of entities using the equity method	49	—	49
Other comprehensive income (loss)	$(184)	$(14)	$(198)

Summary of changes in other comprehensive income (loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2017, as previously reported	$(88)	$(1,036)	$(490)	$(153)	$(1,767)
Adoption of ASC 606	—	—	5	—	5
Balance, January 1, 2017, as recast	(88)	(1,036)	(485)	(153)	(1,762)
Other comprehensive income (loss), before reclassifications	48	—	(373)	51	(274)
Amounts reclassified from other comprehensive income	33	45	—	—	78
Other comprehensive income (loss) *	81	45	(373)	51	(196)
Balance, September 30, 2017	$(7)	$(991)	$(858)	$(102)	$(1,958)

Balance, December 31, 2017, as previously reported	$1	$(950)	$(891)	$(118)	$(1,958)
Adoption of ASC 606	—	—	(8)	—	(8)
Balance, January 1, 2018, as recast	1	(950)	(899)	(118)	(1,966)
Other comprehensive income (loss), before reclassifications	38	438	(373)	(29)	74
Amounts reclassified from other comprehensive income (loss)	(28)	12	—	—	(16)
Other comprehensive income (loss) *	10	450	(373)	(29)	58
Balance, September 30, 2018	$11	$(500)	$(1,272)	$(147)	$(1,908)

(*)
Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(7) million and $(2) million for the nine months ended September 30, 2018 and 2017, respectively.

Summary of reclassification of accumulated other comprehensive income (loss)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and nine months ended September 30, 2018 and 2017 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations Line
	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Cash flow hedges	$2	$(2)	$1	$(4)	Net sales
	6	9	(14)	43	Cost of goods sold
	(10)	(4)	(24)	(8)	Other, net
	2	1	4	2	Interest expense
	1	1	5	—	Income taxes
	$1	$5	$(28)	$33
Change in retirement plans’ funded status:
Amortization of actuarial losses	$20	$22	$62	$69	*
Amortization of prior service cost	(30)	(1)	(52)	(2)	*
	(3)	(6)	2	(22)	Income taxes
	$(13)	$15	$12	$45
Total reclassifications, net of tax	$(12)	$20	$(16)	$78
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.